Preferred Stock and Warrants - Principal Terms of the Warrants to Purchase Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 26, 2023	Mar. 21, 2023	Mar. 25, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 18, 2020
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity period during which the value is accreted to its redemption worth								5 years
Accrual of dividends of Series B convertible preferred shares								$ 2,000	$ 2,000	$ 2,000
Class of warrant or right, exercised (in shares)	0					0		0
Accretion of Series A non-convertible preferred shares								$ 13,324	11,884	10,600
L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares)	11,000,000					11,000,000		11,000,000			11,000,000
Penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Issuance costs								$ 3,604
Accretion of Series A non-convertible preferred shares								56,339
Penny warrants | L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights excercise price of warrant per share											$ 0.01
Class of warrants or rights outstanding term											10 years
Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Redeemable equity preferred amount at fair value	$ 84,643					$ 84,643		84,643
Issuance costs								5,415
Temporary equity liquidation preference	150,000					150,000		150,000
Dividends		$ 7,854	$ 7,896	$ 15,374
Accrual of dividends of Series B convertible preferred shares	$ 15,750				$ 11,491	$ 11,491	$ 11,491
Accretion of Series A non-convertible preferred shares								$ 13,324	$ 11,884	$ 10,600
Series A Non-convertible Preferred Shares | Later than years from the issue closing date
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share	110.00%					110.00%		110.00%
Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights excercise price of warrant per share											$ 0.01
Catterton investment agreement | LLCA Daylight LP | Penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights excercise price of warrant per share	$ 0.01					$ 0.01		$ 0.01
Class of warrants or rights outstanding term	10 years					10 years		10 years
Catterton investment agreement | Change of control in the company | LLCA Daylight LP | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share	110.00%					110.00%		110.00%